Schedule of Investments

March 31, 2024 (unaudited)

Muirfield Fund

Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(@)

Common Stocks (United States) - 73.4%

Communication Services - 6.0%
ALPHABET INC. (C) (1)	157,346	23,957,502
COMCAST CORP NEW CL A	42,110	1,825,469
META PLATFORMS INC	47,658	23,141,772
NETFLIX INC (1)	353	214,387
TELEPHONE & DATA SYS INC DEL NEW	11,045	176,941
TRIPADVISOR INC (1)	6,152	170,964

		49,487,035

Consumer Discretionary - 11.4%
AMAZON.COM INC (1)	95,327	17,195,084
BEST BUY CO INC	172	14,109
BOOKING HOLDINGS INC	570	2,067,892
BURLINGTON STORES INC (1)	2,098	487,135
DR HORTON INC	38,071	6,264,583
EBAY INC	17,545	926,025
FRONTDOOR INC (1)	4,185	136,347
GARMIN LIMITED	78,320	11,659,498
HELEN OF TROY LTD (1)	1,455	167,674
HOME DEPOT INC	3,739	1,434,280
HOVNANIAN ENTERPRISES INC (1)	1,080	169,495
KB HOME	17,496	1,240,116
LA Z BOY INC	2,081	78,287
LEGGETT & PLATT INC	26,366	504,909
LENNAR CORP	103,135	17,737,157
MDC HOLDINGS INC	28,160	1,771,546
MERITAGE HOMES CORPORATION	5,355	939,588
MOHAWK INDS INC (1)	37,773	4,944,108
NVR INC (1)	118	955,795
OLLIE'S BARGAIN OUTLET HOLDINGS INC (1)	2,673	212,691
O'REILLY AUTOMOTIVE INC (1)	42	47,413
PULTEGROUP INC	39,166	4,724,203
ROSS STORES INC	70,971	10,415,704
SKYLINE CHAMPION CORPORATION (1)	8,654	735,677
SONOS INC (1)	6,380	121,603
TEMPUR SEALY INTERNATIONAL INC	18,730	1,064,239
THE AARON'S COMPANY INC	2,411	18,083
THE ONE GROUP HOSPITALITY, INC (1)	2,396	13,346
TJX COMPANIES INC	14,441	1,464,606
TOLL BROS INC	11,870	1,535,622
Town Sports International (1)(4)	4,613	0
TUPPERWARE BRANDS CORP (1)	8,539	11,442
VALVOLINE INC (1)	10,354	461,478
WHIRLPOOL CORP	42,875	5,129,136

		94,648,871

Consumer Staples - 1.6%
ANDERSONS INC	959	55,018
CASEYS GEN STORES INC	248	78,976
COSTCO WHOLESALE CORP	5,616	4,114,450
KROGER CO	66,117	3,777,264
MEDIFAST INC	5,866	224,785
TARGET CORPORATION	24,774	4,390,201
WALGREEN BOOTS ALLIANCE INC	38,601	837,256
		13,477,950

Energy - 2.3%
Berry Corporation (bry)	2,368	19,062
CHENIERE ENERGY INC	5,275	850,752
CONOCOPHILLIPS	14,485	1,843,651
DEVON ENERGY CORP	3,717	186,519
DIAMONDBACK ENERGY, INC	18,671	3,700,032
EOG RESOURCES INC	22,633	2,893,403
HF SINCLAIR CORPORATION	948	57,231
INTERNATIONAL SEAWAYS INC	155	8,246
PEABODY ENERGY CORP	502	12,179
PHILLIPS 66	5,480	895,103
PIONEER NATURAL RESOURCES	4,388	1,151,850
SCORPIO TANKERS INC	1,852	132,511
TEEKAY CORPORATION (1)	3,592	26,150
VALERO ENERGY CORP	43,589	7,440,206

		19,216,895

Financials - 13.9%
ALLY FINANCIAL INC	78,808	3,198,817
AMERIPRISE FINANCIAL, INC	40,118	17,589,336
ASSOCIATED BANC CORP	1,722	37,040
BANCO LATINOAMERICANO COMERC	545	16,143
BANK OF NEW YORK MELLON CORP	11,245	647,937
Berkshire Hathaway Class B (1)	139,427	58,631,842
CAPITAL ONE FINL CORP	8,285	1,233,554
ESSENT GROUP LTD	5,822	346,467
FIRST AMERICAN FINANCIAL CORP	8,525	520,451
HANMI FINANCIAL CORP	1,894	30,152
MASTERCARD INCORPORATED	42,904	20,661,279
MEDLEY MANAGEMENT INC (1)(4)	235	0
NERDWALLET, INC. (1)	6,004	88,259
NORTHERN TRUST CORP	48,181	4,284,255
PROG HOLDINGS INC	3,633	125,121
STATE STREET CORP	88,594	6,850,088
STEWART INFORMATION SVCS CRP	4,965	323,023
SYNCHRONY FINANCIAL	11,762	507,177

		115,090,941

Healthcare - 7.2%
ABBVIE INC	14,151	2,576,897
AMGEN INC	2,157	613,278
BRISTOL-MYERS SQUIBB CO	74,210	4,024,408
CENTENE CORPORATION (1)	28,637	2,247,432
ELEVANCE HEALTH INC	28,873	14,971,805
ELI LILLY & CO	10,106	7,862,064
ENCOMPASS HEALTH CORPORATION	2,292	189,273
GALECTIN THERAPEUTICS INC (1)	3,817	9,123
GILEAD SCIENCE INC	38,723	2,836,460
JOHNSON AND JOHNSON	53,638	8,484,995
MCKESSON CORP	12,265	6,584,465
MERCK & CO INC	2,968	391,628
ORGANON & CO	6,786	127,577
THE CIGNA GROUP	6,455	2,344,391
UNITEDHEALTH GROUP INC (DEL)	12,634	6,250,040
VIATRIS INC.	12,586	150,277

		59,664,113

Industrials - 7.3%
A. O. SMITH CORP	18,507	1,655,636
AECOM	10,894	1,068,484
AGCO CORP	4,651	572,166
ALLEGION PLC	11,664	1,571,257
ALLISON TRANSMISSION HOLDINGS INC	562	45,612
APPLIED INDUSTRIAL TECH INC	2,496	493,085
BOISE CASCADE COMPANY	11,244	1,724,492

BROADRIDGE FIN'L SOLUTIONS	1,741	356,661
BUILDERS FIRSTSOURCE INC (1)	17,837	3,719,906
DELTA AIR LINES INC. (NEW)	34,294	1,641,654
EAGLE BULK SHIPPING INC (1)	5,798	362,201
EMCOR GROUP INC	10,720	3,754,144
FASTENAL CO	108,691	8,384,424
FERGUSON PLC	42,196	9,216,872
GMS INC (1)	3,032	295,135
GRACO INC	4,993	466,646
GRAINGER W W INC	320	325,536
HUNTINGTON INGALLS INDUSTRIES INC	1,315	383,283
JOHNSON CONTROLS INTERNATIONAL PLC	9,468	618,450
LIMBACH HOLDINGS INC (1)	1,847	76,503
MASCO CORP	1,079	85,112
MATSON INC	9,124	1,025,538
MSC INDUSTRIAL DIRECT CO INC	41,103	3,988,635
NORFOLK SOUTHERN CORP	13,857	3,531,734
OWENS CORNING INC	13,218	2,204,762
RYDER SYS INC	5,902	709,361
STERLING INFRASTRUCTURE INC (1)	1,749	192,932
UFP Industries, Inc.	3,947	485,520
UNION PACIFIC CORP	24,341	5,986,182
UNITED AIRLINES HOLDINGS INC (1)	71,718	3,433,858
VERISK ANALYTICS INC	7,962	1,876,882

		60,252,663

Information Technology - 23.0%
ADVANCED MICRO DEVICES INC (1)	23,754	4,287,359
AMERICAN SOFTWARE INC	801	9,171
AMKOR TECHNOLOGY INC	6,316	203,628
ANALOG DEVICES INC	75,628	14,958,462
APPLIED MATERIALS INC	30,861	6,364,464
BROADCOM INC	12,643	16,757,159
CDW CORPORATION	3,967	1,014,679
CIRRUS LOGIC INC (1)	9,400	870,064
CONSENSUS CLOUD SOLUTIONS, INC. (1)	4,103	65,074
DOCUSIGN INC (1)	1,433	85,335
ENPHASE ENERGY INC (1)	17,653	2,135,660
FIRST SOLAR INC (1)	25,345	4,278,236
GLOBALFOUNDRIES INC. (1)	3,493	182,020
ICHOR HOLDINGS (1)	2,914	112,539
INTEL CORP	85,671	3,784,088
INTEST CORP (1)	967	12,813
INTUIT INC	3,827	2,487,550
KLA Corporation	675	471,535
LATTICE SEMICONDUCTOR CORP (1)	2,431	190,177
MANHATTAN ASSOCIATES INC (1)	5,734	1,434,819
MARVELL TECHNOLOGY INC.	5,248	371,978
MICROCHIP TECH INC	39,899	3,579,339
MICRON TECH INC	18,530	2,184,502
MICROSOFT CORP	92,946	39,104,241
MONOLITHIC POWER SYS INC	2,664	1,804,647
NVIDIA CORP	43,649	39,439,490
ON SEMICONDUCTOR CORP (1)	8,663	637,164
ORACLE CORPORATION	17,002	2,135,621
PALANTIR TECHNOLOGIES INC (1)	20,950	482,060
PHOTRONICS INC (1)	16,119	456,490
QORVO INC (1)	12,584	1,445,021
QUALCOMM INC	74,849	12,671,936
RAMBUS INC (1)	5,940	367,151
SAPIENS INTL CORP N V	881	28,333
SKYWORKS SOLUTIONS INC	63,166	6,842,141
SMARTSHEET INC (1)	2,689	103,527
TERADYNE INC	15,513	1,750,332
TEXAS INSTRUMENTS INC	101,870	17,746,773
ULTRA CLEAN HOLDINGS, INC. (1)	1,735	79,706

		190,935,284

Materials - 0.4%
CLEARWATER PAPER CORP (1)	1,327	58,030
SYLVAMO CORPORATION	14,284	881,894
VULCAN MATERIALS CO	7,787	2,125,228
WARRIOR MET COAL INC	1,708	103,676

		3,168,828

Real Estate Investment Trust - 0.1%
COSTAR GROUP INC (1)	7,650	738,990
OFFICE PPTYS INCOME TR	4,572	9,327
Spirit MTA REIT Liquidating Trust (1)(4)	9,151	0

		748,317

Utilities - 0.2%
CLEARWAY ENERGY INC	3,734	86,069
ENTERGY CORP	2,242	236,935
NEXTERA ENERGY INC	3,183	203,426
ORMAT TECHNOLOGIES INC	1,870	123,775
XCEL ENERGY INCORPORATED	18,592	999,320

		1,649,525

Total Common Stocks (United States)	(Cost	$474,227,184)	608,340,418

Preferred Stock (United States) - 0.0%

WESCO International, Inc. Series A Variable Preferred, 9.7%		2,612	68,722

Total Preferred Stock (United States)	(Cost	$65,288)	68,722

Warrants (United States) - 0.0%

Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (1)(4)		7	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (1)(4)		7	0
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (1)(4)		57	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (1)(4)		28	0
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (1)(4)		23	0

Total Warrants (United States)	(Cost	$7,167)	0

Money Market Registered Investment Companies - 25.0%

Meeder Institutional Prime Money Market Fund, 5.33% (2)		207,652,598	207,673,363

Total Money Market Registered Investment Companies	(Cost	$207,558,186)	207,673,363

Total Investments - 98.4%	(Cost	$681,857,825)	816,082,503

Other Assets less Liabilities - 1.6%			13,296,806

Total Net Assets - 100.0%			829,379,309

Trustee Deferred Compensation (3)

Meeder Balanced Fund - Retail Class		6,010	81,616
Meeder Dynamic Allocation Fund - Retail Class		15,688	231,869
Meeder Muirfield Fund - Retail Class		12,089	121,615
Meeder Conservative Allocation Fund - Retail Class		1,817	41,319

Total Trustee Deferred Compensation	(Cost	$382,995)	476,419

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	46	6/21/2024	14,156,040	465,245
Mini MSCI EAFE Index Futures	650	6/21/2024	76,605,750	335,095
Mini MSCI Emerging Markets Index Futures	437	6/21/2024	22,920,650	(204,046)
Russell 2000 Mini Index Futures	644	6/21/2024	69,097,980	1,708,370
Standard & Poors 500 Mini Futures	45	6/21/2024	11,944,125	164,800

Total Futures Contracts	1,822		194,724,545	2,469,465

(@)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities

●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (5)
Level 1 - Quoted Prices	$816,082,503	$2,469,465
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$816,082,503	$2,469,465

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(1)	Represents non-income producing securities.

(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2024.

(3)	Assets of affiliates to the Muirfield Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(4)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

(5)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.